SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 21, 2016
Continuing Operations:
Conversion of notes payable to affiliates and related parties of $1,750,000 (together with accrued and unpaid interest and applicable premium) to common stock (See Note 9)			$ 2,264,252,000	$ 0
Property and equipment accrued but unpaid	$ 91,036,000	$ 61,170,000	171,604,000	155,653,000
Distributions declared but not paid			0	79,617,000
Leasehold improvements paid by landlord			3,998,000	0
Notes payable to vendor	30,237,000	0	40,131,000	12,449,000
Capital lease obligations	656,000	0	9,385,000	0
Deferred financing costs accrued but unpaid			0	2,570,000
Supplemental Data:
Cash interest paid	464,763,000	524,864,000
Cash interest paid			1,765,126,000	1,192,370,000
Income taxes paid, net	(1,027,000)	$ 1,553,000	29,006,000	$ 1,538,000
Debt Instrument [Line Items]
Principal Amount	$ 5,733,013,000		$ 4,693,675,000
Affiliates | Notes payable
Debt Instrument [Line Items]
Principal Amount					$ 1,750,000,000